Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Changes In Goodwill

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2010	$23,797	$4,121	$27,918
Goodwill acquired during year	1,531	-	1,531
Reclassifications to utility plant
acquisition adjustment	(1,573)	-	(1,573)
Other	(932)	-	(932)
Balance at December 31, 2011	22,823	4,121	26,944
Goodwill acquired during year	1,679	-	1,679
Reclassifications to utility plant			-
acquisition adjustment	(496)	-	(496)
Other	25	-	25
Balance at December 31, 2012	$24,031	$4,121	$28,152